Operating Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Operating revenues - charters	$ 131,601	$ 122,120	$ 252,621	$ 238,730
Voyage charters from Luna Pool collaborative arrangement	0	155	0	7,355
Operating revenues from Unigas Pool	15,075	13,060	28,210	25,252
Total operating revenue	146,676	135,335	280,831	271,337
Time Charters
Disaggregation of Revenue [Line Items]
Operating revenues - charters	86,278	78,319	175,367	154,711
Voyage Charters
Disaggregation of Revenue [Line Items]
Operating revenues - charters	45,323	43,801	77,254	84,019
Voyage charters from Luna Pool collaborative arrangement	$ 0	$ 155	$ 0	$ 7,355